Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles
4.	Intangibles
The gross carrying amount and accumulated amortization of the Company’s intangible assets and liabilities consisted of the following ($ in thousands):

	September 30, 2021	December 31, 2020
Intangible assets: (1)
In-place lease intangibles	$319,651	$194,003
Above-market lease intangibles	29,303	22,132
Other	43,482	31,019

Total intangible assets	392,436	247,154
Accumulated amortization:
In-place lease amortization	(110,395)	(60,142)
Above-market lease amortization	(6,858)	(3,506)
Other	(5,785)	(3,650)

Total accumulated amortization	(123,038)	(67,298)

Intangible assets, net	$269,398	$179,856

Intangible liabilities: (2)
Below-market lease intangibles	$48,859	$36,190

Total intangible liabilities	48,859	36,190
Accumulated amortization:
Below-market lease amortization	(7,551)	(3,534)

Total accumulated amortization	(7,551)	(3,534)

Intangible liabilities, net	$41,308	$32,656

(1)	Included in Other assets on the Company’s Condensed Consolidated Balance Sheets.
(2)	Included in Other liabilities on the Company’s Condensed Consolidated Balance Sheets.
The estimated future amortization on the Company’s intangibles for each of the next five years and thereafter as of September 30, 2021 is as follows ($ in thousands):

	In-place Lease Intangibles	Above-market Lease Intangibles	Other	Below-market Lease Intangibles
2021(remaining)	$22,387	$1,264	$820	$(1,541)
2022	52,405	4,580	3,569	(6,551)
2023	34,753	4,080	3,484	(6,011)
2024	26,027	2,916	3,470	(5,005)
2025	21,120	2,279	3,338	(4,115)
Thereafter	52,564	7,326	23,016	(18,085)

	$209,256	$22,445	$37,697	$(41,308)

4.	Intangibles
The gross carrying amount and accumulated amortization of the Company’s intangible assets and liabilities consisted of the following ($ in thousands):

	December 31, 2020	December 31, 2019
Intangible assets: (1)
In-place lease intangibles	$194,003	$77,311
Above-market lease intangibles	22,132	5,387
Other	31,019	30,801

Total intangible assets	247,154	113,499
Accumulated amortization:
In-place lease amortization	(60,142)	(12,341)
Above-market lease intangibles	(3,506)	(318)
Other	(3,650)	(635)

Total accumulated amortization	(67,298)	(13,294)

Intangible assets, net	$179,856	$100,205

Intangible liabilities: (2)
Below-market lease intangibles	$36,190	$7,032
Accumulated amortization	(3,534)	(331)

Intangible liabilities, net	$32,656	$6,701

(1)	Included in Other assets on the Company’s Consolidated Balance Sheets.
(2)	Included in Accounts payable, accrued expenses and other liabilities on the Company’s Consolidated Balance Sheets.
The estimated future amortization on the Company’s intangibles for each of the next five years and thereafter as of December 31, 2020 is as follows ($ in thousands):

	In-place Lease Intangibles	Above-market Lease Intangibles	Other	Below-market Lease Intangibles
2021	$39,432	$3,782	$2,747	$(3,944)
2022	22,828	3,301	2,738	(3,662)
2023	17,289	2,868	2,653	(3,354)
2024	12,885	1,883	2,639	(3,023)
2025	10,138	1,492	2,507	(2,740)
Thereafter	31,289	5,300	14,085	(15,933)

	$133,861	$18,626	$27,369	$(32,656)